SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Disclosure of summary of significant accounting policies [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.1 Statement of compliance
The Unaudited Condensed Interim Consolidated Financial Statements present the Unaudited Interim Consolidated Income Statement, Statement of Comprehensive Income / (Loss) and Statement of Cash Flows for the six months ended June 30, 2020 and 2019; and the Unaudited Interim Consolidated Statement of Financial Position and Changes in Equity at June 30, 2020 and December 31, 2019. They are prepared in accordance with IAS 34 - Interim Financial Reporting and with generally accepted accounting principles under International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The Unaudited Condensed Interim Consolidated Financial Statements do not include all the information and disclosures required in the Consolidated Financial Statements. They should be read in conjunction with the Group’s Consolidated Financial Statements for the year ended December 31, 2019, which were authorized for issue by the Board of Directors on March 9, 2020.
These Unaudited Condensed Interim Consolidated Financial Statements were authorized for issue by management on July 21, 2020.
2.2 Basis of preparation
In accordance with IAS 1 - Presentation of Financial Statements, the Unaudited Condensed Interim Consolidated Financial Statements are prepared on the assumption that Constellium is a going concern and will continue in operation for the foreseeable future.
The Group's financial position, its cash flows, liquidity position and borrowing facilities are described in the Unaudited Condensed Interim Consolidated Financial Statements in NOTE 10 - Cash and Cash Equivalent, NOTE 16 - Borrowings and NOTE 18 - Financial Risk Management.
The Group’s forecasts and projections, taking account of reasonably possible changes in trading performance, including an assessment of the current macroeconomic environment, indicate that the Group should be able to operate within the level of its current facilities and related covenants. Management considers that this assumption is not invalidated by the Group’s negative equity at June 30, 2020.
The accounting policies adopted in the preparation of the Unaudited Condensed Interim Consolidated Financial Statements are consistent with those followed in the preparation of the Group’s Consolidated Financial Statements for the year ended December 31, 2019, except for the application of the effective tax rate in accordance with IAS 34 - Interim Financial Reporting.

2.3 Application of new and revised IFRS
Several amendments and interpretations apply for the first time in 2020, but do not have any impact on the Unaudited Condensed Interim Consolidated Financial Statements of the Group. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The Group plans to adopt the new standards and interpretations on their required effective dates.
2.4 Presentation of the operating performance of each operating segment and of the Group
In accordance with IFRS 8 - Operating Segments, operating segments are based upon the product lines, markets and industries served, and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer.
Constellium’s CODM measures the profitability and financial performance of its operating segments based on Adjusted EBITDA as it illustrates the underlying performance of continuing operations by excluding certain non-recurring and non-operating items. Adjusted EBITDA is defined as income / (loss) from continuing operations before income taxes, results from joint ventures, net finance costs, other expenses and depreciation and amortization as adjusted to exclude restructuring costs, impairment charges, unrealized gains or losses on derivatives and on foreign exchange differences on transactions that do not qualify for hedge accounting, metal price lag, share-based compensation expense, effects of certain purchase accounting adjustments, start-up and development costs or acquisition, integration and separation costs, certain incremental costs and other exceptional, unusual or generally non-recurring items.
2.5 Principles governing the preparation of the Unaudited Condensed Interim Consolidated Financial Statement
The following table summarizes the main exchange rates used for the preparation of the Unaudited Condensed Interim Consolidated Financial Statements:

Foreign exchange rate for 1 Euro		Six months ended June 30, 2020	At June 30, 2020	Six months ended June 30, 2019	At December 31, 2019
		Average rate	Closing rate	Average rate	Closing rate
U.S. Dollars	USD	1.1018	1.1198	1.1297	1.1234
Swiss Francs	CHF	1.0641	1.0651	1.1294	1.0854
Czech Koruna	CZK	26.2970	26.7400	25.6842	25.4080

Presentation of financial statements
The Unaudited Condensed Interim Consolidated Financial Statements are presented in millions of Euros, except Earnings per share, which is presented in Euros. Certain reclassifications may have been made to prior year amounts to conform to the current year presentation.
2.6 Judgments in applying accounting policies and key sources of estimation uncertainty
The preparation of financial statements requires to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, revenue and expenses and the disclosure of contingent assets and liabilities in the Unaudited Condensed Interim Consolidated Financial Statements. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.  The resulting accounting estimates will, by definition, rarely be equal to the related actual results. Actual results may differ significantly from these estimates, the effect of which is recognized in the period in which the facts that give rise to the revision become known.
In preparing these Unaudited Condensed Interim Consolidated Financial Statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were those applied to the Consolidated Financial Statements at, and for the year ended December 31, 2019.  The Group reviewed these significant assumptions and estimates in light of the uncertainty associated with the Covid-19 downturn and its potential impact on the global economy and its business. The Group believes that the accounting assumptions and estimates used in the preparation of the Unaudited Condensed Interim Consolidated Financial Statements at and for the period ended June 30, 2020 are appropriate. However, there remains considerable uncertainty with respect to the duration of the crisis and its potential impact on the overall economy and our business and there can be no guarantee that our assumptions will materialize or that actual results will not differ materially from estimates.
In addition, in accordance with IAS 34, the Group applied, in the preparation of these Unaudited Condensed Interim Consolidated Financial Statements, a projected tax rate for the full year of 2020.